DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 08, 2021 USD ($) $ / shares shares	Dec. 03, 2021 USD ($) $ / shares shares	May 21, 2021 item	Jun. 30, 2023 USD ($) M shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item M shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Units, net of underwriting discounts (in shares) | shares		23,000,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 230,000,000
Transaction costs		14,183,689
Underwriting fees		4,000,000		$ 4,000,000		$ 4,000,000
Deferred underwriting commission		8,650,000		8,650,000	$ 8,650,000	8,650,000
Other offering costs		$ 533,689
Cash held outside of the Trust Account				91,093		585,241
Cash				57,438		585,241
Working capital				1,074,105		$ 505,553,000,000
Aggregate purchase price					25,000
Proceeds from promissory note - related party				$ 1,100,000	$ 267,752
Condition for future business combination number of businesses minimum | item			1			1
Condition for future business combination use of proceeds percentage				80		80
Condition for future business combination threshold percentage ownership				50		50
Redemption limit percentage without prior consent				100		100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%		100.00%
Months to complete acquisition | M				15		15
Extended number of months to complete acquisition | M				24		24
Maximum allowed dissolution expenses				$ 100,000		$ 100,000
Threshold business days for redemption of public shares				10 days		10 days
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Units, net of underwriting discounts (in shares) | shares		20,000,000
Purchase price, per unit | $ / shares		$ 10.20
Proceeds from issuance initial public offering		$ 200,000,000
Net proceeds of units sale		$ 234,600,000
Redemption price public share (per share) | $ / shares		$ 10.20
Redemption limit percentage without prior consent				15		15
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares) | shares	11,259,500
Price of warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 11,259,500
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Units, net of underwriting discounts (in shares) | shares	3,000,000			3,000,000		3,000,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 30,000,000	$ 30,000,000
Sponsor | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares		$ 10.00
Sponsor | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares) | shares		10,659,500
Price of warrant | $ / shares		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 10,659,500
Sponsor | Over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares) | shares	600,000
Price of warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 600,000